Professionally Managed Portfolios
c/o U.S. Bancorp Fund Services LLC
2020 East Financial Way, Suite 100
Glendora, California 91741

February 5, 2013

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 “F” Street N.E.
Washington, D.C. 20549

Re:	Professionally Managed Portfolios (the “Trust”) File Nos.: 33-12213 and 811-05037 Becker Value Equity Fund

Ladies and Gentlemen:

The Trust files herewith a preliminary proxy statement on behalf of the Becker Value Equity Fund (the “Fund”) seeking shareholder approval on a new investment advisory agreement as a result of a recent change in control of the investment adviser.  Pursuant to Rule 14a-6 of Regulation 14A under the Securities Exchange Act of 1934, the Trust is filing this preliminary proxy statement 10 calendar days before the date that the definitive proxy statement is filed and first sent to Fund shareholders.

If you have any questions or comments regarding this filing, please do not hesitate to contact the undersigned at (626) 914-7363.

Very truly yours,

/s/ Elaine E. Richards

Elaine E. Richards
Secretary
Professionally Managed Portfolios

Enclosures